Organization and Plan of Business Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Organization and Plan of Business Operations
Organization and Plan of Business Operations

Note 1—Organization and Plan of Business Operations

Organization and General

Avista Healthcare Public Acquisition Corp. (the “Company”) was incorporated as a Cayman Islands exempted company on December 4, 2015. The Company was formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (a “Business Combination”). The Company intends to focus its search for a target business in the healthcare industry, although it may seek to complete a Business Combination with an operating company in any industry or sector. The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended (the “Securities Act”), as modified by the Jumpstart Our Business Startups Act of 2012 (as amended, the “JOBS Act”). The Company’s sponsor is Avista Acquisition Corp. (the “Sponsor”), which was incorporated on December 4, 2015.

At September 30, 2017, the Company had not commenced any operations. All activity through September 30, 2017 relates to the Company’s formation, its initial public offering of 30,000,000 units (the “Units”) at $10.00 per Unit, each consisting of one of the Company’s Class A ordinary shares, par value $0.0001 per share (the “Class A Shares”), and one warrant (the “Warrants”) to purchase one-half of one Class A Share (the “Public Offering”) and efforts directed towards locating a suitable initial Business Combination. The Company also granted the Underwriters (as defined below) of the Public Offering a 45-day option to purchase up to 4,500,000 additional Units to cover over-allotments (the “Over-allotment Option”). The Class A Shares sold as part of the Units in the Public Offering are sometimes referred to herein as the “public shares.” The Company will not generate any operating revenues until after completion of a Business Combination, at the earliest.

Financing

The registration statement for the Company’s Public Offering was declared effective by the U.S. Securities and Exchange Commission (the “SEC”) on October 7, 2016. The Public Offering closed on October 14, 2016 (the “Close Date”). The Sponsor and certain other accredited investors (the “Initial Shareholders”) purchased an aggregate of 16,000,000 warrants (the “Private Placement Warrants”) at a purchase price of $0.50 per warrant, or $8,000,000 in the aggregate, in a private placement at the Close Date (the “Private Placement”).

On November 28, 2016, the Company consummated the closing of the sale of 1,000,000 Units which were sold pursuant to the Over-allotment Option. The Company also consummated a simultaneous private placement of an additional 400,000 Private Placement Warrants with the Initial Shareholders. Following the closing of the Over-allotment Option and Private Placement, an additional $10,000,000 was placed into the Trust Account, after paying additional underwriting discounts of $200,000.

The Company intends to finance a Business Combination with net proceeds from its $310,000,000 Public Offering and $8,200,000 Private Placement (see Note 3). Following the Public Offering, after paying underwriting discounts of $6,200,000 and funds designated for operational use of $2,000,000, the remaining net proceeds of $310,000,000 were deposited in a trust account with Continental Stock Transfer and Trust Company acting as trustee (the “Trust Account”) as described below.

The Trust Account

On January 6, 2017 the funds in the Trust Account were invested in U.S. government treasury bills, which matured on April 6, 2017. On April 6, 2017 the funds in the Trust Account were reinvested in U.S. government treasury bills, which matured on July 6, 2017. On July 6, 2017, the funds in the Trust Account were reinvested in US government treasury bills, which matured on August 3, 2017.  On August 3, 2017, the funds in the Trust Account were reinvested in US government treasury bills, which matured on August 31, 2017.  On August 31, 2017, the funds in the Trust Account were reinvested in US government treasury bills, which matured on September 28, 2017.  On September 28, 2017, the funds in the Trust Account were reinvested in US government treasury bills, which matured on October 26, 2017.  On October 26, 2017 the funds in the Trust Account were reinvested in U.S. government treasury bills, maturing on November 24, 2017.  On November 22, 2017 the funds in the Trust Account were reinvested in U.S. government treasury bills, maturing on December 21, 2017.  On December 21, 2017 the funds in the Trust Account were invested into a Qualified Money Market Fund within the meaning of Section2(a)(16) of the Investment Company Act of 1940.  The funds in the Trust Account will continue to be invested in U.S. government treasury bills, or other similar investments until the earlier of (i) the consummation of the Business Combination and (ii) the Company’s failure to consummate a Business Combination within the prescribed time.  Placing funds in the Trust Account may not protect those funds from third-party claims against the Company. Although the Company will seek to have all vendors, service providers (other than its independent auditors), prospective target businesses or other entities it engages execute agreements with the Company waiving any claim of any kind in or to any monies held in the Trust Account, there is no guarantee that such persons will execute such agreements. The Sponsor has agreed that it will be liable to the Company under certain circumstances if and to the extent any claims by such persons reduce the amount of funds in the Trust Account below a specified threshold. The Company has not independently verified whether the Sponsor has sufficient funds to satisfy its indemnity obligations and believes that the Sponsor’s only assets are securities of the Company. Therefore, the Sponsor may not be able to satisfy those obligations should they arise. The remaining net proceeds (not held in the Trust Account) may be used to pay for business, legal and accounting due diligence on prospective acquisitions and continuing general and administrative expenses as well as any taxes. The balance in the Trust Account as of September 30, 2017 was $311,697,781, of this amount $39,744 was accrued interest.

Business Combination

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Public Offering, the sale of the Private Placement Warrants and the Over-allotment Option, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. There is no assurance that the Company will be able to successfully effect a Business Combination. The Company will provide the holders of the public shares (the “Public Shareholders”) with the opportunity to redeem all or a portion of their public shares upon the completion of the Business Combination, either (i) in connection with a shareholder meeting called to approve the Business Combination or (ii) by means of a tender offer, in either case at a per‑share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account as of two business days prior to the consummation of the Business Combination, including interest (which interest shall be net of taxes payable) divided by the number of then outstanding public shares. Notwithstanding the foregoing, if the Company seeks shareholder approval of the Business Combination and the Company does not conduct redemptions pursuant to the tender offer rules, a Public Shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined in Section 13(d)(3) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), will be restricted from redeeming its shares with respect to more than an aggregate of 15% of the public shares. In connection with any shareholder vote required to approve any Business Combination, the Initial Shareholders have agreed (i) to vote any of their respective Ordinary Shares (as defined below) in favor of the Business Combination and (ii) not to redeem any of their Ordinary Shares in connection therewith.

The NASDAQ rules require that the Business Combination must be with one or more target businesses that together have an aggregate fair market value equal to at least 80% of the balance in the Trust Account (less any Deferred Commissions (as defined below) and taxes payable on interest earned) at the time of the Company signing a definitive agreement in connection with the Business Combination.

If the Company has not completed a Business Combination by October 14, 2018, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the public shares, at a per‑share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest (which interest shall be net of taxes payable, and less up to $50,000 of interest to pay dissolution expenses) divided by the number of then outstanding public shares, which redemption will completely extinguish the rights of the Public Shareholders as Shareholders (including the right to receive further liquidation distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining shareholders and its Board of Directors, dissolve and liquidate, subject in each case to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law. In the event of a liquidation, the Public Shareholders will be entitled to receive a full pro rata interest in the Trust Account (initially anticipated to be approximately $10.00 per share, plus any pro rata interest earned on the Trust Account not previously released to the Company and less up to $50,000 of interest to pay dissolution expenses). There will be no redemption rights or liquidating distributions with respect to the Founder Shares (as defined below) or the Private Placement Warrants, which will expire worthless if the Company fails to complete a Business Combination within the 24‑month time period.

Proposed Business Combination

On August 21, 2017, the Company, Avista Healthcare Merger Sub, Inc. (“Merger Sub”), Avista Healthcare NewCo, LLC (“NewCo”), Envigo International Holdings, Inc. (“Envigo”), and Jermyn Street Associates, LLC, solely in its capacity as Shareholder Representative, entered into a Transaction Agreement as amended on November 22, 2017, December 22, 2017 and January 21, 2018  (the “Transaction Agreement”).

Pursuant to the Transaction Agreement, among other things, (i) the Company will transfer by way of continuation out of the Cayman Islands into the State of Delaware or domesticate as a Delaware corporation in accordance with Section 388 of the Delaware General Corporation Law, as amended and the Cayman Islands Companies Law (2016 Revision); (ii) Merger Sub will merge with and into Envigo, the separate corporate existence of Merger Sub will cease and Envigo will be the surviving corporation and a direct wholly-owned subsidiary of the Company (the “First Merger”) (Envigo, in its capacity as the surviving corporation in the First Merger, is sometimes referred to as the “Surviving Corporation”) and (iii) the Surviving Corporation will merge with and into NewCo, the separate corporate existence of the Surviving Corporation will cease and NewCo will be the surviving company and a direct wholly-owned subsidiary of the Company.  For additional information regarding the Transaction Agreement, the Parent Sponsor Letter Agreement and the Business Combination, see the Current Report on Form 8-K filed by the Company on August 22, 2017.

Liquidity

As of September 30, 2017, the Company had a working capital deficit of $2,336,036. In order to preserve liquidity, as of April 30, 2017, the affiliate of the Sponsor (the “Affiliate”) has agreed to defer payment of the monthly administrative fee under the Administrative Services Agreement until the initial Business Combination, at which time all such accrued but unpaid fees will be paid to the Affiliate.  In addition certain vendors have agreed to defer the payment of invoices until the close or termination of the Proposed Business Combination.

The Company issued to the Sponsor on August 11, 2017, an unsecured promissory note pursuant to which the Company is permitted to borrow up to $300,000 in aggregate principal amount. The Company has not drawn amounts under this note. This note is non-interest bearing and payable on the earlier of October 14, 2018 or the closing of the Proposed Business Combination.

Based on the foregoing, management believes that the Company will have sufficient working capital to continue as a going concern until the earlier of October 14, 2018 or the close or termination of the Proposed Business Combination.

Note 1—Organization and Plan of Business Operations

Organization and General

        Avista Healthcare Public Acquisition Corp. (the "Company") was incorporated as a Cayman Islands exempted company on December 4, 2015. The Company was formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (a "Business Combination"). The Company intends to focus its search for a target business in the healthcare industry, although it may seek to complete a Business Combination with an operating company in any industry or sector. The Company is an "emerging growth company," as defined in Section 2(a) of the Securities Act of 1933, as amended (the "Securities Act"), as modified by the Jumpstart Our Business Startups Act of 2012 (the "JOBS Act"). The Company's sponsor is Avista Acquisition Corp. (the "Sponsor"), which was incorporated on December 4, 2015.

        At October 14, 2016, the Company had not commenced any operations. All activity for the period from December 4, 2015 (inception) through October 14, 2016 relates to the Company's formation and its initial public offering of 30,000,000 units (the "Units") at $10.00 per Unit, each consisting of one of the Company's Class A ordinary shares, par value $0.0001 per share (the "Class A Shares"), and one warrant (the "Warrants") to purchase one-half of one Class A Share (the "Public Offering"). The Company also granted the Underwriters (as defined below) of the Public Offering a 45-day option to purchase up to 4,500,000 additional Units to cover over-allotments (the "Over-allotment Option"). The Class A Shares sold as part of the Units in the Public Offering are sometimes referred to herein as the "public shares." The Company will not generate any operating revenues until after completion of a Business Combination, at the earliest. The Company has selected December 31 as its fiscal year end.

Financing

        The registration statement for the Company's Public Offering was declared effective by the U.S. Securities and Exchange Commission (the "SEC") on October 7, 2016. The Public Offering closed on October 14, 2016 (the "Close Date"). The Sponsor and certain other accredited investors (the "Initial Shareholders") purchased an aggregate of 16,000,000 warrants (the "Private Placement Warrants") at a purchase price of $0.50 per warrant, or $8,000,000 in the aggregate, in a private placement at the Close Date (the "Private Placement"). The Initial Shareholders agreed to purchase up to an additional 1,800,000 Private Placement Warrants at $0.50 per warrant, or $900,000 in the aggregate, in the event the Over-allotment Option was exercised in full. The Private Placement Warrants are included in additional paid-in capital on the balance sheet.

        The Company intends to finance a Business Combination with net proceeds from its $300,000,000 Public Offering and $8,000,000 Private Placement (see Note 3). As of the Close Date, after paying underwriting discounts of $6,000,000 and funds designated for operational use of $2,000,000, the remaining net proceeds of $300,000,000 were deposited in a trust account with Continental Stock Transfer and Trust Company acting as trustee (the "Trust Account") as described below. As of the Close Date, the Over-allotment Option had not been exercised. An amount equal to the gross proceeds from any exercise of the Over-allotment Option will be deposited into the Trust Account.

        On November 28, 2016, the Company consummated the closing of the sale of 1,000,000 Units which were sold pursuant to the Over-allotment Option. The Company also consummated a simultaneous private placement of an additional 400,000 Private Placement Warrants with the Initial Shareholders. Following the closing of the Over-allotment Option and Private Placement, an additional $10,000,000 was placed into the Trust Account, after paying additional underwriting discounts of $200,000.

The Trust Account

        Prior to January 2017, funds held in the Trust Account will not be invested and will be held in a non-interest bearing account. Beginning in January 2017, the funds in the Trust Account will be invested in U.S. government treasury bills with a maturity of 180 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act of 1940, as amended, which invest only in direct U.S. government treasury obligations, until the earlier of (i) the consummation of the Business Combination and (ii) the Company's failure to consummate a Business Combination within the prescribed time. Placing funds in the Trust Account may not protect those funds from third-party claims against the Company. Although the Company will seek to have all vendors, service providers (other than its independent auditors), prospective target businesses or other entities it engages execute agreements with the Company waiving any claim of any kind in or to any monies held in the Trust Account, there is no guarantee that such persons will execute such agreements. The Sponsor has agreed that it will be liable to the Company under certain circumstances if and to the extent any claims by such persons reduce the amount of funds in the Trust Account below a specified threshold. The Company has not independently verified whether the Sponsor has sufficient funds to satisfy its indemnity obligations and believes that the Sponsor's only assets are securities of the Company. Therefore, the Sponsor may not be able to satisfy those obligations should they arise. The remaining net proceeds (not held in the Trust Account) may be used to pay for business, legal and accounting due diligence on prospective acquisitions and continuing general and administrative expenses as well as any taxes. The amount in the Trust Account as of December 31, 2016 is $10.00 per public share ($310,000,000 held in the Trust Account divided by 31,000,000 public shares).

Business Combination

        The Company's management has broad discretion with respect to the specific application of the net proceeds of the Public Offering, the sale of the Private Placement Warrants and the Over-allotment Option, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. There is no assurance that the Company will be able to successfully effect a Business Combination. The Company will provide the holders of the public shares (the "Public Shareholders") with the opportunity to redeem all or a portion of their public shares upon the completion of the Business Combination, either (i) in connection with a shareholder meeting called to approve the Business Combination or (ii) by means of a tender offer, in either case at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account as of two business days prior to the consummation of the Business Combination, including interest (which interest shall be net of taxes payable) divided by the number of then outstanding public shares. Notwithstanding the foregoing, if the Company seeks shareholder approval of the Business Combination and the Company does not conduct redemptions pursuant to the tender offer rules, a Public Shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a "group" (as defined in Section 13(d)(3) of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), will be restricted from redeeming its shares with respect to more than an aggregate of 15% of the public shares. In connection with any shareholder vote required to approve any Business Combination, the Initial Shareholders have agreed (i) to vote any of their respective Ordinary Shares (as defined below) in favor of the Business Combination and (ii) not to redeem any of their Ordinary Shares in connection therewith.

        The NASDAQ rules require that the Business Combination must be with one or more target businesses that together have an aggregate fair market value equal to at least 80% of the balance in the Trust Account (less any Deferred Commissions (as defined below) and taxes payable on interest earned) at the time of the Company signing a definitive agreement in connection with the Business Combination.

        If the Company has not completed a Business Combination by October 14, 2018, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest (which interest shall be net of taxes payable, and less up to $50,000 of interest to pay dissolution expenses) divided by the number of then outstanding public shares, which redemption will completely extinguish the rights of the Public Shareholders as Shareholders (including the right to receive further liquidation distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company's remaining shareholders and its Board of Directors, dissolve and liquidate, subject in each case to the Company's obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law. In the event of a liquidation, the Public Shareholders will be entitled to receive a full pro rata interest in the Trust Account (initially anticipated to be approximately $10.00 per share, plus any pro rata interest earned on the Trust Fund not previously released to the Company and less up to $50,000 of interest to pay dissolution expenses). There will be no redemption rights or liquidating distributions with respect to the Founder Shares (as defined below) or the Private Placement Warrants, which will expire worthless if the Company fails to complete a Business Combination within the 24-month time period.

Liquidity

        As of December 31, 2016, the Company had $561,708 in cash held outside of the Trust Account available for working capital purposes. If needed to finance ongoing operating expenses, the Sponsor may, but is not obligated to, make working capital loans to the Company, as noted in Note 6.

        Based on the foregoing, management believes that the Company will have sufficient working capital to continue as a going concern.